Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (Benefit)

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	115	—	—
Total Current	115	—	—
Deferred:
Federal	—	—	—
State	—	—	—
Total Deferred	—	—	—
Provision for income taxes	$115	$—	$—

Schedule of effective income tax rate reconciliation

	Year Ended December 31,
	2020	2019	2018
	(Restated)
U.S. Federal provision (benefit)
At statutory rate	$(30,533)	$(5,956)	$(5,608)
State taxes	90	—	—
Valuation allowance	26,245	6,320	5,671
Stock based compensation	(7,257)	(182)	(141)
Permanent differences related to fair value adjustments	8,573	—	—
Other permanent differences	2,997	(182)	78
Total	$115	$—	$—

Schedule of deferred tax assets and liabilities

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$47,864	$21,309
Stock-based compensation	2,492	1,646
Reserves and accruals	1,239	513
Other	291	2
Total deferred tax assets	$51,886	$23,470
Less: valuation allowance	(51,859)	(23,455)
Deferred tax assets, net of valuation allowance	$27	$15
Deferred tax liabilities:
Fixed assets	(27)	(15)
Total deferred tax liabilities	$(27)	$(15)
Net deferred tax assets	$—	$—